SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jan. 14, 2019	Nov. 12, 2018
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	1,233,719			1,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross				$ 115,000
Stock Issued During Period, Shares, New Issues (in Shares)				100,000
Stock Issued During Period, Value, New Issues				$ 15,000
Stock Issued During Period, Shares, Issued for Services (in Shares)	380,000	20,000	90,900	441,426
Stock Issued During Period, Value, Issued for Services	$ 153,800	$ 3,800	$ 10,000	$ 52,864
Stock Granted, Value, Share-based Compensation, Gross	$ 481,150
Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	2,056,107
Stock Granted, Value, Share-based Compensation, Gross	$ 801,882
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	600,000
Stock Issued During Period, Shares, New Issues (in Shares)	625,250
Stock Issued During Period, Value, New Issues	$ 244,000
Stock Granted, Value, Share-based Compensation, Gross	$ 234,000
Note Payable [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	1,099,560
Debt Conversion, Converted Instrument, Amount	$ 219,912
Distribution Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Other Receivables					$ 3,000,000	$ 5,000,000